Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Costs

The components of net periodic benefit costs for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Service cost	26,811	25,185	23,128
Interest cost	5,912	8,024	7,020
Expected return on plan assets	(17,829)	(16,440)	(16,695)
Recognized actuarial loss	20,436	16,099	15,365
Amortization of prior service costs	(9,490)	(8,693)	(7,864)

Net periodic benefit costs	25,840	24,175	20,954

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Service cost	2,958	3,181	2,780
Interest cost	10,426	10,393	10,083
Expected return on plan assets	(11,000)	(11,687)	(11,797)
Amortization of net transition asset	9	5	—
Recognized actuarial loss	2,552	3,014	2,656
Amortization of prior service costs	(463)	(574)	(269)
Losses on curtailments and settlements	43	1,058	1,804

Net periodic benefit costs	4,525	5,390	5,257

Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	1,004,676	1,010,574	352,442	356,397
Service cost	25,185	23,128	3,181	2,780
Interest cost	8,024	7,020	10,393	10,083
Plan participants’ contributions	—	—	573	462
Actuarial loss	21,920	29,295	663	1,700
Foreign currency exchange rate changes	—	—	8,858	(1,554)
Curtailments and settlements	—	—	(5,422)	(6,120)
Effect of changes in consolidated subsidiaries	—	—	—	1,947
Other	(8)	6	—	—
Benefits paid	(49,223)	(35,069)	(14,291)	(13,777)

Benefit obligation at end of the fiscal year	1,010,574	1,034,954	356,397	351,918

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	699,008	711,077	259,177	269,745
Actual return on plan assets	38,896	18,701	13,426	15,243
Foreign currency exchange rate changes	—	—	6,181	(838)
Employer contribution	6,090	36,875	9,040	8,542
Plan participants’ contributions	—	—	573	462
Curtailments and settlements	—	—	(5,285)	(5,960)
Benefits paid	(32,917)	(24,449)	(13,367)	(12,445)

Fair value of plan assets at end of the fiscal year	711,077	742,204	269,745	274,749

Funded status at end of the fiscal year	(299,497)	(292,750)	(86,652)	(77,169)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Noncurrent assets	3,426	3,476	8,396	14,745
Current liabilities	—	—	(4,121)	(4,412)
Noncurrent liabilities	(302,923)	(296,226)	(90,927)	(87,502)

Ending balance	(299,497)	(292,750)	(86,652)	(77,169)

Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effect

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Prior service cost (credit)	(16,723)	(8,859)	(488)	(45)
Net actuarial loss	299,852	311,128	73,404	71,906

Ending balance	283,129	302,269	72,916	71,861

Accumulated Benefit Obligations for All Defined Benefit Pension Plans

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Accumulated benefit obligations	1,005,557	1,029,910	340,353	336,185

Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2018	2019	2018	2019
Projected benefit obligations	998,629	1,022,235	301,046	200,596
Accumulated benefit obligations	993,612	1,017,191	293,834	196,928
Fair value of plan assets	695,706	726,009	215,510	123,937

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Costs

Weighted-average assumptions used to determine benefit obligations as of March 31, 2018 and 2019 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2018	2019	2018	2019
Discount rate	0.8%	0.6%	2.9%	2.8%
Rate of compensation increase	*	*	2.6	2.3

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2017	2018	2019	2017	2018	2019
Discount rate	0.6%	0.9%	0.8%	3.2%	3.1%	2.9%
Expected return on plan assets	2.7	2.4	2.6	4.8	4.6	4.4
Rate of compensation increase	*	*	*	2.8	2.4	2.6

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Fair Values of Assets Held by Japanese and Foreign Plans

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2018	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	9,446	9,446	—	—
Equity:
Equity securities*1	138,443	134,091	4,352	—
Fixed income:
Government bonds*2	225,879	—	225,879	—
Corporate bonds*3	79,323	—	79,323	—
Asset-backed securities*4	121	—	121	—
Commingled funds*5	122,950	—	122,950	—
Commodity funds*6	21,136	—	21,136	—
Private equity*7	24,144	—	—	24,144
Hedge funds*8	70,204	—	—	70,204
Real estate and other*9	19,431	—	—	19,431

Total	711,077	143,537	453,761	113,779

	Japanese plans
	Yen in millions
	Fair value at March 31, 2019	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	10,689	10,689	—	—
Equity:				—
Equity securities*1	140,559	135,713	4,846	—
Fixed income:				—
Government bonds*2	210,817	—	210,817	—
Corporate bonds*3	97,519	—	97,519	—
Asset-backed securities*4	1,537	—	1,537	—
Commingled funds*5	138,455	—	138,455	—
Commodity funds*6	21,674	—	21,674	—
Private equity*7	27,956	—	—	27,956
Hedge funds*8	71,606	—	—	71,606
Real estate and other*9	21,392	—	—	21,392

Total	742,204	146,402	474,848	120,954

*1

Includes approximately 52 percent and 51 percent of Japanese equity securities, and 48 percent and 49 percent of foreign equity securities for the fiscal years ended March 31, 2018 and 2019, respectively.

*2

Includes approximately 49 percent and 48 percent of debt securities issued by Japanese national and local governments, and 51 percent and 52 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2018 and 2019, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5

Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 51 percent and 50 percent of investments in equity, 48 percent and 49 percent of investments in fixed income, and 1 percent and 1 percent of investments in other for the fiscal years ended March 31, 2018 and 2019, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

*9	Includes primarily private real estate investment trusts.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2018	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	2,377	2,377	—	—
Equity:
Equity securities*1	30,916	29,814	1,102	—
Fixed income:
Government bonds*2	78,129	—	78,129	—
Corporate bonds*3	26,424	—	21,121	5,303
Asset-backed securities	960	—	960	—
Insurance contracts*4	18,670	—	5,941	12,729
Commingled funds*5	75,785	—	75,785	—
Real estate and other*6	36,484	—	10,508	25,976

Total	269,745	32,191	193,546	44,008

	Foreign plans
	Yen in millions
	Fair value at March 31, 2019	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	4,340	4,340	—	—
Equity:
Equity securities*1	23,766	23,113	653	—
Fixed income:
Government bonds*2	84,761	—	84,761	—
Corporate bonds*3	32,749	—	32,749	—
Asset-backed securities	1,115	—	1,115	—
Insurance contracts*4	18,308	—	5,814	12,494
Commingled funds*5	76,503	—	76,503	—
Real estate and other*6	33,207	—	11,118	22,089

Total	274,749	27,453	212,713	34,583

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5

Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2018 and 2019:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate and other	Total
Beginning balance at April 1, 2017	21,790	67,235	17,925	106,950
Return on assets held at end of year	1,483	636	425	2,544
Purchases, sales, and settlements, net	871	2,333	1,081	4,285

Ending balance at March 31, 2018	24,144	70,204	19,431	113,779

Return on assets held at end of year	4,428	659	1,622	6,709
Purchases, sales, and settlements, net	(616)	743	339	466

Ending balance at March 31, 2019	27,956	71,606	21,392	120,954

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Insurance contracts	Corporate bonds	Real estate and other	Total
Beginning balance at April 1, 2017	—	6,926	22,929	29,855
Return on assets held at end of year	—	—	1,101	1,101
Purchases, sales, and settlements, net	12,651	(1,256)	12	11,407
Transfers, net	—	—	1,181	1,181
Other*	78	(367)	753	464

Ending balance at March 31, 2018	12,729	5,303	25,976	44,008

Return on assets held at end of year	736	—	559	1,295
Purchases, sales, and settlements, net	(389)	—	(3,809)	(4,198)
Transfers, net	—	(5,540)	123	(5,417)
Other*	(582)	237	(760)	(1,105)

Ending balance at March 31, 2019	12,494	—	22,089	34,583

*	Primarily consists of translation adjustments.

Expected Future Benefit Payments

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2020	41,345	17,972
2021	40,700	17,892
2022	42,487	18,138
2023	43,740	18,896
2024	46,345	19,441
2025 — 2029	238,416	107,668

Total Defined Contribution Expenses

Total defined contribution expenses for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Japanese plans	3,412	3,237	3,353
Foreign plans	10,458	11,379	11,602